Document And Entity Information	Jul. 31, 2023
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	FRANKLIN FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	001-38884
Entity Tax Identification Number	25-1440803
Entity Address, Address Line One	20 South Main Street
Entity Address, City or Town	Chambersburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17201
City Area Code	717
Local Phone Number	264-6116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FRAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723646
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends and supplements the Current Report on Form 8-K filed by Franklin Financial Services Corporation (the “Corporation”) with the Securities and Exchange Commission on April 28, 2023 (the “Original 8-K”). The sole purpose of this Amendment is to supplement the disclosure in the Original 8-K to disclose the decision regarding how frequently the Corporation will conduct future non-binding, advisory votes on the Corporation’s executive compensation programs and practices.